COMMITMENTS AND CONTINGENCIES (Details) $ in Millions			3 Months Ended	12 Months Ended
	Oct. 07, 2024 USD ($) item	May 20, 2024 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Loss Contingencies [Line Items]
Number of parties | item	2
Total consideration	$ 3.0	$ 12.0
Installment period	2 years
Termination fee payable				$ 1.5
Merger Agreements
Loss Contingencies [Line Items]
Termination fee payable			$ 1.5	1.5
Daiwa Corporate Advisory, LLC
Loss Contingencies [Line Items]
Number of parties | item	2
Total consideration	$ 3.0
Installment period	2 years
Installment payment			0.3
Estimated loss in accrued litigation settlement liability			$ 0.5	$ 0.8	$ 1.6